INCOME TAXES (Narrative) (Details) $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Income tax paid	$ 108,099			$ 12,808	$ 5,546
Valuation allowance	816			709	$ 729
Deferred tax liabilities	$ 16,726			$ 3,461
Percentage of distributable profit recorded as deferred tax liability	20.18%	20.18%	20.18%
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 1,034,948			$ 162,130	$ 37,885
State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 1,046,200			179,600	49,800
PRC State Council, income tax rate	10.00%	10.00%	10.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Amount of profit for which rate of tax changes		$ 2
Minimum income tax rate	8.25%	8.25%	8.25%
Maximum income tax rate	16.50%	16.50%	16.50%
Outside PRC [Member]
Operating Loss Carryforwards [Line Items]
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 11,300			$ 17,500	12,000
Xinjiang Daqo [Member]
Operating Loss Carryforwards [Line Items]
Income tax paid | ¥			¥ 0.1
Deferred tax liabilities	$ 14,500
Percentage of distributable profit recorded as deferred tax liability	20.18%	20.18%	20.18%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
Minimum dividend distribution (in percent)	30.00%
Chongqing Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 20,500			$ 24,300	$ 23,300